Acquisition (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 16,961
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	1,131
Finite-Lived Intangible Asset, Useful Life	10 years
Marketing rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 15,830
Finite-Lived Intangible Asset, Useful Life	10 years